Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series D Convertible Preferred Stock	Dec. 31, 2010 Series D Convertible Preferred Stock	Dec. 31, 2011 8.00% Unsecured Convertible Notes	Dec. 31, 2010 8.00% Unsecured Convertible Notes	Jul. 31, 2010 8.00% Unsecured Convertible Notes	Jun. 30, 2010 8.00% Unsecured Convertible Notes	Dec. 31, 2009 8.00% Unsecured Convertible Notes	Apr. 30, 2009 8.00% Unsecured Convertible Notes	Dec. 31, 2011 3.70% unsecured convertible notes	Dec. 31, 2010 3.70% unsecured convertible notes	Jan. 31, 2007 3.70% unsecured convertible notes
Unsecured convertible notes
Stated interest rate (as a percent)	7.00%								7.00%					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	3.70%	3.70%	3.70%
Conversion price (in dollars per share)														$ 41.07					$ 41.40	$ 117.36	$ 117.36	$ 117.96
Preferred stock, dividend rate (as a percent)												7.00%	7.00%
Earnings per share basic
Income from continuing operations									$ 136,235	$ 78,474	$ 135,016
Gain on sales of land parcels									46	59,442
Net income attributable to noncontrolling interests									(3,975)	(3,729)	(7,047)
Dividends on preferred stock									(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards									(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.'s common stockholders numerator for basic earnings per share									102,861	104,835	98,342
(Loss) Income from discontinued operations, net									(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders	26,960	24,662	25,986	24,365	83,241	22,235	(20,393)	20,542	101,973	105,941	104,974
Weighted average shares of common stock outstanding - basic (in shares)									59,066,812	48,375,474	38,586,909
Earnings per share attributable to Alexandria Real Estate Equities, Inc.'s common stockholders - basic
Continuing operations (in dollars per share)									$ 1.75	$ 2.17	$ 2.55
Discontinued operations, net (in dollars per share)									$ (0.02)	$ 0.02	$ 0.17
Basic (in dollars per share)	$ 0.44	$ 0.40	$ 0.44	$ 0.44	$ 1.52	$ 0.45	$ (0.45)	$ 0.47	$ 1.73	$ 2.19	$ 2.72
Earnings per share diluted
Income from continuing operations									136,235	78,474	135,016
Gain on sales of land parcels									46	59,442
Net income attributable to noncontrolling interests									(3,975)	(3,729)	(7,047)
Dividends on preferred stock									(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards									(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.'s common stockholders numerator for diluted earnings per share									102,861	104,835	98,342
(Loss) Income from discontinued operations, net									(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.'s common stockholders	$ 26,960	$ 24,662	$ 25,986	$ 24,365	$ 83,241	$ 22,235	$ (20,393)	$ 20,542	$ 101,973	$ 105,941	$ 104,974
Weighted average shares of common stock outstanding - basic (in shares)									59,066,812	48,375,474	38,586,909
Dilutive effect of stock options (in shares)									10,798	29,566	13,160
Weighted average shares of common stock outstanding - diluted (in shares)									59,077,610	48,405,040	38,600,069
Earnings per share attributable to Alexandria Real Estate Equities, Inc.'s common stockholders - diluted
Continuing operations (in dollars per share)									$ 1.75	$ 2.17	$ 2.55
Discontinued operations, net (in dollars per share)									$ (0.02)	$ 0.02	$ 0.17
Diluted (in dollars per share)	$ 0.44	$ 0.40	$ 0.44	$ 0.44	$ 1.52	$ 0.45	$ (0.45)	$ 0.47	$ 1.73	$ 2.19	$ 2.72